Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 12. SUBSEQUENT EVENTS
The
 Company entered into Amended and Restated Promissory Note, dated July 28, 2022 (effective as of June 30, 2022), with Sponsor relating to the Working Capital Loan, whereunder the amount of the loan availability under the Working Capital Loan was increased from $500,000 to $1,750,000 to fund expenses relating to the Business Combination.
On July
29
,
2022
, Sponsor funded an Extension Loan in the amount of $
1,035,000
and caused such amount to be deposited into the Trust Account in order provide additional time to complete the Business Combination.
Note 10. Subsequent Events The Sponsor loaned $340,000 to the Company from January 2022 to March 2022 for working capital purposes as part of its $1.5 million working capital loan.